Cost of Revenues, Selling Expenses and Administrative Expenses	12 Months Ended
Dec. 31, 2022
Cost of Revenues, Selling Expenses and Administrative Expenses
Cost of Revenues, Selling Expenses and Administrative Expenses
21.	Cost of Revenues, Selling Expenses and Administrative Expenses

Through January 31, 2022 cost of revenues included the production costs of programming, acquired programming and transmission rights at the moment of broadcasting or at the time the produced programs were sold and became available for broadcast, as they were part of the Group’s former Content business (see Note 8).

After January 31, 2022, cost of revenues include cost of acquired programming and transmission rights at the moment of broadcasting, benefits to employees and post-employment benefits, network maintenance and interconnections, satellite links, paper and printing, depreciation of property, plant and equipment, leases of real estate property, and amortization of intangible assets.

Selling expenses and administrative expenses include primarily benefits to employees, sale commissions, postemployment benefits, share-based compensation to employees, depreciation of property, plant and equipment, leases of real estate property, and amortization of intangibles.

The amounts of depreciation, amortization and other amortization included in cost of revenues, selling expenses and administrative expenses for the years ended December 31, 2022, 2021 and 2020, were as follows:

	2022		2021		2020
Cost of revenues	Ps.	17,918,347	Ps.	17,126,606	Ps.	16,858,777
Selling expenses		357,681		273,479		774,394
Administrative expenses		3,194,636		2,982,361		2,669,676
Discontinued operations		121,874		1,365,067		1,338,803
	Ps.	21,592,538	Ps.	21,747,513	Ps.	21,641,650

The amounts of expenses related to IFRS 16 included in cost of revenues, selling expenses and administrative expenses for the year ended December 31, 2022, were as follows:

	2022
Expenses relating to variable lease payment not included in the measurement of the lease liability	Ps.	639,261
Expenses relating to short-term leases and leases of low-value assets		194,016
Total	Ps.	833,277

Expenses related to short-term employee benefits, share-based compensation and post-employment benefits and incurred by the Group for the years ended December 31, 2022, 2021 and 2020, were as follows:

	2022		2021		2020
Short-term employee benefits	Ps.	15,064,471	Ps.	12,807,423	Ps.	14,042,004
Other short-term employee benefits		1,130,535		1,711,945		1,396,804
Share-based compensation		968,628		903,764		863,782
Post-employment benefits		151,389		140,857		101,132
Discontinued operations		251,350		6,531,559		4,190,730
	Ps.	17,566,373	Ps.	22,095,548	Ps.	20,594,452